Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
[1]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 30,962,874,830
Holdings Count | $ / shares	2,916
Advisory Fees Paid, Amount	$ 60,805,230
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
[2]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.75%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 30,962,874,830
Holdings Count | $ / shares	2,916
Advisory Fees Paid, Amount	$ 60,805,230
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
[4]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class R6
Trading Symbol	DDTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$23	0.44%
[5]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 30,962,874,830
Holdings Count | $ / shares	2,916
Advisory Fees Paid, Amount	$ 60,805,230
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
[6]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.44%
[7]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 6,864,530,565
Holdings Count | $ / shares	1,659
Advisory Fees Paid, Amount	$ 12,238,483
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
[8]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class N
Trading Symbol	DLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$36	0.69%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 6,864,530,565
Holdings Count | $ / shares	1,659
Advisory Fees Paid, Amount	$ 12,238,483
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
[10]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	DDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$21	0.41%
[11]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 6,864,530,565
Holdings Count | $ / shares	1,659
Advisory Fees Paid, Amount	$ 12,238,483
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
[12]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.93%
[13]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 454,816,333
Holdings Count | $ / shares	152
Advisory Fees Paid, Amount	$ 1,745,309
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$454,816,333
Number of Holdings	152
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,745,309

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
A	4.2%
BBB	43.6%
BB	41.0%
B and Below	9.3%
Not Rated	0.6%
Other	1.3%

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.6%
Guara Norte Sarl, 5.20%, 06/15/2034	2.3%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Bancolombia SA, 4.63%, 12/18/2029	2.0%
Network i2i Ltd., 5.65%, 01/15/2025	2.0%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.9%
Panama Government International Bond, 3.87%, 07/23/2060	1.8%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.7%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026	1.7%
[14]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.18%
[15]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 454,816,333
Holdings Count | $ / shares	152
Advisory Fees Paid, Amount	$ 1,745,309
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$454,816,333
Number of Holdings	152
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,745,309

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
A	4.2%
BBB	43.6%
BB	41.0%
B and Below	9.3%
Not Rated	0.6%
Other	1.3%

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.6%
Guara Norte Sarl, 5.20%, 06/15/2034	2.3%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Bancolombia SA, 4.63%, 12/18/2029	2.0%
Network i2i Ltd., 5.65%, 01/15/2025	2.0%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.9%
Panama Government International Bond, 3.87%, 07/23/2060	1.8%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.7%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026	1.7%
[16]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class I
Trading Symbol	DBLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.43%
[17]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 5,809,912,573
Holdings Count | $ / shares	764
Advisory Fees Paid, Amount	$ 9,971,139
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
[18]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class N
Trading Symbol	DLSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$34	0.68%
[19]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 5,809,912,573
Holdings Count | $ / shares	764
Advisory Fees Paid, Amount	$ 9,971,139
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
[20]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class R6
Trading Symbol	DDLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$20	0.39%
[21]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,809,912,573
Holdings Count | $ / shares	764
Advisory Fees Paid, Amount	$ 9,971,139
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
[22]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class I
Trading Symbol	DBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
[23]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 175,311,110
Holdings Count | $ / shares	335
Advisory Fees Paid, Amount	$ 445,900
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$175,311,110
Number of Holdings	335
Portfolio Turnover	35%
Total Advisory Fees Paid	$445,900
Effective Duration	0.18 years
Weighted Average Life	4.38 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.9%
A	2.3%
BBB	4.1%
BB	24.9%
B and Below	57.1%
Not Rated	2.1%
Other	6.6%

Sector Breakdown	(% of Net Assets)
Bank Loans	86.5%
Money Market Funds	8.1%
Corporate Bonds	4.4%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Cash & Other	-2.1%
[24]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class N
Trading Symbol	DLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$52	1.03%
[25]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 175,311,110
Holdings Count | $ / shares	335
Advisory Fees Paid, Amount	$ 445,900
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$175,311,110
Number of Holdings	335
Portfolio Turnover	35%
Total Advisory Fees Paid	$445,900
Effective Duration	0.18 years
Weighted Average Life	4.38 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.9%
A	2.3%
BBB	4.1%
BB	24.9%
B and Below	57.1%
Not Rated	2.1%
Other	6.6%

Sector Breakdown	(% of Net Assets)
Bank Loans	86.5%
Money Market Funds	8.1%
Corporate Bonds	4.4%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Cash & Other	-2.1%
[26]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class I
Trading Symbol	DSEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.54%
[27]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 4,002,777,627
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 8,969,357
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
[28],[29]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class N
Trading Symbol	DSENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$41	0.79%
[30]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 4,002,777,627
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 8,969,357
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
[31],[32]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class R6
Trading Symbol	DDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$26	0.50%
[33]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 4,002,777,627
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 8,969,357
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
[34],[35]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class I
Trading Symbol	DFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.74%
[36]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,090,938,907
Holdings Count | $ / shares	1,117
Advisory Fees Paid, Amount	$ 3,138,057
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
[37]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class N
Trading Symbol	DLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$50	0.98%
[38]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 1,090,938,907
Holdings Count | $ / shares	1,117
Advisory Fees Paid, Amount	$ 3,138,057
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
[39]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class R6
Trading Symbol	DFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$36	0.69%
[40]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 1,090,938,907
Holdings Count | $ / shares	1,117
Advisory Fees Paid, Amount	$ 3,138,057
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
[41]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
[42]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 158,754,067
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 291,379
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$158,754,067
Number of Holdings	100
Portfolio Turnover	24%
Total Advisory Fees Paid	$291,379

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
A	11.2%
BBB	49.6%
BB	36.1%
B and Below	1.7%
Not Rated	0.3%
Other	1.1%

Top Ten Holdings	(% of Net Assets)
Bancolombia SA, 4.63%, 12/18/2029	2.9%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.5%
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.3%
United Overseas Bank Ltd., 1.75%, 03/16/2031	2.3%
AI Candelaria Spain SA, 7.50%, 12/15/2028	2.2%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	2.2%
MEGlobal Canada ULC, 5.00%, 05/18/2025	2.1%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025	2.1%
Reliance Industries Ltd., 4.13%, 01/28/2025	2.0%
Cosan Luxembourg SA, 7.00%, 01/20/2027	2.0%
[43]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DELNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.84%
[44]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 158,754,067
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 291,379
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$158,754,067
Number of Holdings	100
Portfolio Turnover	24%
Total Advisory Fees Paid	$291,379

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
A	11.2%
BBB	49.6%
BB	36.1%
B and Below	1.7%
Not Rated	0.3%
Other	1.1%

Top Ten Holdings	(% of Net Assets)
Bancolombia SA, 4.63%, 12/18/2029	2.9%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.5%
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.3%
United Overseas Bank Ltd., 1.75%, 03/16/2031	2.3%
AI Candelaria Spain SA, 7.50%, 12/15/2028	2.2%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	2.2%
MEGlobal Canada ULC, 5.00%, 05/18/2025	2.1%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025	2.1%
Reliance Industries Ltd., 4.13%, 01/28/2025	2.0%
Cosan Luxembourg SA, 7.00%, 01/20/2027	2.0%
[45]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
[46]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 68,959,046
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 66,009
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$68,959,046
Number of Holdings	63
Portfolio Turnover	62%
Total Advisory Fees Paid	$66,009
Effective Duration	14.26 years
Weighted Average Life	8.67 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	100.1%
Other	-0.1%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	69.4%
U.S. Treasury Bills	24.3%
Money Market Funds	10.0%
US Government and Agency Obligations	6.2%
Futures Contracts	-0.6%
Cash & Other	-9.3%
[47]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$39	0.75%
[48]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 68,959,046
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 66,009
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$68,959,046
Number of Holdings	63
Portfolio Turnover	62%
Total Advisory Fees Paid	$66,009
Effective Duration	14.26 years
Weighted Average Life	8.67 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	100.1%
Other	-0.1%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	69.4%
U.S. Treasury Bills	24.3%
Money Market Funds	10.0%
US Government and Agency Obligations	6.2%
Futures Contracts	-0.6%
Cash & Other	-9.3%
[49]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class I
Trading Symbol	DBCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.10%
[50]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 127,911,413
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 627,824
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$127,911,413
Number of Holdings	16
Portfolio Turnover	0%
Total Advisory Fees Paid	$627,824

Holdings [Text Block]

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	30.7%
Grains	18.4%
Livestock	5.2%
Metals	36.9%
Softs	8.8%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	58.4%
Tactical Commodity Exposure	41.6%

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	51%
Short Commodity Allocation	49%
[51],[52]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class N
Trading Symbol	DLCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$65	1.35%
[53]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%
Net Assets	$ 127,911,413
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 627,824
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$127,911,413
Number of Holdings	16
Portfolio Turnover	0%
Total Advisory Fees Paid	$627,824

Holdings [Text Block]

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	30.7%
Grains	18.4%
Livestock	5.2%
Metals	36.9%
Softs	8.8%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	58.4%
Tactical Commodity Exposure	41.6%

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	51%
Short Commodity Allocation	49%
[54],[55]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class I
Trading Symbol	DBLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.62%
[56]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 149,999,941
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 363,453
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$149,999,941
Number of Holdings	61
Portfolio Turnover	65%
Total Advisory Fees Paid	$363,453

Holdings [Text Block]

Credit Quality Breakdown	(% of Net Assets)
AAA	47.9%
AA	13.0%
A	21.8%
BBB	11.2%
BB	4.5%
Other	1.6%

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.7%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.5%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.5%
Romania Government Bond, 3.70%, 11/25/2024	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	2.9%
United States Treasury Note/Bond, 1.25%, 05/15/2050	2.6%
Peru Government Bond, 6.15%, 08/12/2032	2.5%

Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class N
Trading Symbol	DLGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
[57]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 149,999,941
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 363,453
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$149,999,941
Number of Holdings	61
Portfolio Turnover	65%
Total Advisory Fees Paid	$363,453

Holdings [Text Block]

Credit Quality Breakdown	(% of Net Assets)
AAA	47.9%
AA	13.0%
A	21.8%
BBB	11.2%
BB	4.5%
Other	1.6%

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.7%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.5%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.5%
Romania Government Bond, 3.70%, 11/25/2024	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	2.9%
United States Treasury Note/Bond, 1.25%, 05/15/2050	2.6%
Peru Government Bond, 6.15%, 08/12/2032	2.5%

Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class I
Trading Symbol	BILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.58%
[58]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 390,049,636
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 932,906
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$390,049,636
Number of Holdings	99
Portfolio Turnover	27%
Total Advisory Fees Paid	$932,906
Effective Duration	5.65 years
Weighted Average Life	8.06 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	10.8%
AA	5.5%
A	25.4%
BBB	51.4%
BB	4.2%
Other	2.7%

Sector Breakdown	(% of Net Assets)
Corporate Bonds	41.0%
Asset Backed Obligations	36.2%
US Government and Agency Obligations	9.4%
Foreign Corporate Bonds	9.0%
Money Market Funds	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Cash & Other	0.6%
[59]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class N
Trading Symbol	BILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.83%
[60]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 390,049,636
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 932,906
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$390,049,636
Number of Holdings	99
Portfolio Turnover	27%
Total Advisory Fees Paid	$932,906
Effective Duration	5.65 years
Weighted Average Life	8.06 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	10.8%
AA	5.5%
A	25.4%
BBB	51.4%
BB	4.2%
Other	2.7%

Sector Breakdown	(% of Net Assets)
Corporate Bonds	41.0%
Asset Backed Obligations	36.2%
US Government and Agency Obligations	9.4%
Foreign Corporate Bonds	9.0%
Money Market Funds	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Cash & Other	0.6%
[61]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class I
Trading Symbol	DSEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.62%
[62]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 36,417,772
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 11,294
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$36,417,772
Number of Holdings	203
Portfolio Turnover	40%
Total Advisory Fees Paid	$11,294

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	55.0%
AA	4.7%
A	5.0%
BBB	10.2%
BB	4.9%
B and Below	8.8%
Not Rated	4.1%
Other	7.3%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
Corporate Bonds	7.0%
Excess Return Swaps	6.6%
Money Market Funds	6.2%
Affiliated Mutual Funds	4.5%
Cash & Other	11.6%

CAPE Sector Breakdown*	(% of Net Assets)
Materials	26.0%
Consumer Discretionary	25.2%
Utilities	24.5%
Telecommunications	24.3%
[63],[64]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class N
Trading Symbol	DLEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
[65]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 36,417,772
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 11,294
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$36,417,772
Number of Holdings	203
Portfolio Turnover	40%
Total Advisory Fees Paid	$11,294

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	55.0%
AA	4.7%
A	5.0%
BBB	10.2%
BB	4.9%
B and Below	8.8%
Not Rated	4.1%
Other	7.3%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
Corporate Bonds	7.0%
Excess Return Swaps	6.6%
Money Market Funds	6.2%
Affiliated Mutual Funds	4.5%
Cash & Other	11.6%

CAPE Sector Breakdown*	(% of Net Assets)
Materials	26.0%
Consumer Discretionary	25.2%
Utilities	24.5%
Telecommunications	24.3%
[66],[67]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class I
Trading Symbol	DBELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.90%
[68]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 12,933,295
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$12,933,295
Number of Holdings	50
Portfolio Turnover	15%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	16.0%
AA	5.7%
A	18.1%
BBB	32.8%
BB	25.8%
Other	1.6%

Currency Exposure Breakdown	(% of Net Assets)
South African Rand	15.4%
Indonesian Rupiah	12.3%
Mexican Peso	11.3%
Brazilian Real	10.3%
Polish Zloty	9.3%
Thai Baht	4.9%
Chinese Yuan Renminbi	4.8%
Malaysian Ringgit	4.7%
Romanian New Leu	4.6%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Hungarian Forint	4.0%
Indian Rupee	3.9%
Colombian Peso	2.7%
U.S. Dollar	1.6%
Chilean Peso	0.8%
Philippine Peso	0.7%
[69]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class N
Trading Symbol	DLELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$59	1.15%
[70]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 12,933,295
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$12,933,295
Number of Holdings	50
Portfolio Turnover	15%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	16.0%
AA	5.7%
A	18.1%
BBB	32.8%
BB	25.8%
Other	1.6%

Currency Exposure Breakdown	(% of Net Assets)
South African Rand	15.4%
Indonesian Rupiah	12.3%
Mexican Peso	11.3%
Brazilian Real	10.3%
Polish Zloty	9.3%
Thai Baht	4.9%
Chinese Yuan Renminbi	4.8%
Malaysian Ringgit	4.7%
Romanian New Leu	4.6%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Hungarian Forint	4.0%
Indian Rupee	3.9%
Colombian Peso	2.7%
U.S. Dollar	1.6%
Chilean Peso	0.8%
Philippine Peso	0.7%
[71]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Income Fund
Class Name	Class I
Trading Symbol	DBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%
[72]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 102,517,667
Holdings Count | $ / shares	185
Advisory Fees Paid, Amount	$ 181,205
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$102,517,667
Number of Holdings	185
Portfolio Turnover	15%
Total Advisory Fees Paid	$181,205
Effective Duration	1.52 years
Weighted Average Life	4.51 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	37.2%
AA	5.4%
A	2.3%
BBB	34.3%
BB	8.1%
B and Below	3.6%
Not Rated	7.3%
Other	1.8%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
Collateralized Loan Obligations	21.6%
US Government and Agency Mortgage Backed Obligations	16.3%
Asset Backed Obligations	8.7%
Money Market Funds	1.6%
Cash & Other	0.7%
[73]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Income Fund
Class Name	Class N
Trading Symbol	DBLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$46	0.90%
[74]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 102,517,667
Holdings Count | $ / shares	185
Advisory Fees Paid, Amount	$ 181,205
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$102,517,667
Number of Holdings	185
Portfolio Turnover	15%
Total Advisory Fees Paid	$181,205
Effective Duration	1.52 years
Weighted Average Life	4.51 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	37.2%
AA	5.4%
A	2.3%
BBB	34.3%
BB	8.1%
B and Below	3.6%
Not Rated	7.3%
Other	1.8%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
Collateralized Loan Obligations	21.6%
US Government and Agency Mortgage Backed Obligations	16.3%
Asset Backed Obligations	8.7%
Money Market Funds	1.6%
Cash & Other	0.7%
[75]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Multi-Asset Trend Fund
Class Name	Class I
Trading Symbol	DBMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Multi-Asset Trend Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$16	0.33%
[76]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 11,968,007
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$11,968,007
Number of Holdings	11
Portfolio Turnover	10%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	48.8%
AA	2.0%
A	3.5%
BBB	11.3%
BB	7.0%
B and Below	9.6%
Not Rated	3.8%
Other	14.0%

Sector Breakdown	(% of Net Assets)
Affiliated Mutual Funds	83.6%
Money Market Funds	8.6%
US Government and Agency Obligations	6.6%
Excess Return Swaps	-2.5%
Cash & Other	3.7%
[77]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Multi-Asset Trend Fund
Class Name	Class N
Trading Symbol	DLMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Multi-Asset Trend Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$28	0.58%
[78]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
Net Assets	$ 11,968,007
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$11,968,007
Number of Holdings	11
Portfolio Turnover	10%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	48.8%
AA	2.0%
A	3.5%
BBB	11.3%
BB	7.0%
B and Below	9.6%
Not Rated	3.8%
Other	14.0%

Sector Breakdown	(% of Net Assets)
Affiliated Mutual Funds	83.6%
Money Market Funds	8.6%
US Government and Agency Obligations	6.6%
Excess Return Swaps	-2.5%
Cash & Other	3.7%
[79]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/

[1]
*	Annualized

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Annualized

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Annualized

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Annualized

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[9]
*	Annualized

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Annualized

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[13]
*	Annualized

[14]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[15]
*	Annualized

[16]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[17]
*	Annualized

[18]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[19]
*	Annualized

[20]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[21]
*	Annualized

[22]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[23]
*	Annualized

[24]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[25]
*	Annualized

[26]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[27]
*	Annualized

[28]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[29]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[30]
*	Annualized

[31]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[32]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[33]
*	Annualized

[34]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[35]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[36]
*	Annualized

[37]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[38]
*	Annualized

[39]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[40]
*	Annualized

[41]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[42]
*	Annualized

[43]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[44]
*	Annualized

[45]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[46]
*	Annualized

[47]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[48]
*	Annualized

[49]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[50]
*	Annualized

[51]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[52]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[53]
*	Annualized

[54]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[55]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[56]
*	Annualized

[57]
*	Annualized

[58]
*	Annualized

[59]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[60]
*	Annualized

[61]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[62]
*	Annualized

[63]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[64]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[65]
*	Annualized

[66]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[67]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[68]
*	Annualized

[69]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[70]
*	Annualized

[71]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[72]
*	Annualized

[73]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[74]
*	Annualized

[75]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[76]
*	Annualized

[77]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[78]
*	Annualized

[79]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.